Long-Term Investments	12 Months Ended
Dec. 31, 2018
Equity Method Investments And Joint Ventures [Abstract]
Long-Term Investments
8.	LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Partnership A (1)	3,300	3,911
Partnership B (2)	—	26,098
Total	3,300	30,009

(1)

In January 2017, the Group made an investment of  RMB8,190 to a limited partnership A (the “Partnership A”) in the PRC, representing 90% of the total investment amount of Partnership A. The Group is the limited partner with no substantive kickout rights, nor substantive participating rights.

(2)

In August 2018, the Group made an investment of  RMB25,000 to a limited partnership B (the “Partnership B”) in the PRC, representing 3.3% of total investment amount of Partnership B. The Group committed to invest another RMB25,000 to this investee upon the request of the general partner of the Partnership B (Note 20).

The Group used equity method of accounting to record these investments since the Group has the ability to exercise significant influence but does not have control over the investees. The Group reviewed the investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. As of December 31, 2017 and 2018, no impairment loss was recorded in regard to these investments.